Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2020
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Classification of Financial Assets and Liabilities
The following table summarizes the classification of the Company’s financial assets and liabilities:

	Note	December 31	December 31
(in thousands)		2020	2019

Financial assets

Financial assets mandatorily measured at FVTNE 1

Cash and cash equivalents		$192,683	$103,986

Trade receivables from provisional concentrate sales, net of fair value adjustment	6, 9	5,429	4,350

Long-term investments - warrants held	15	3,637	-

Convertible notes receivable	14	11,353	21,856

Investments in equity instruments designated as at FVTOCI 1

Long-term investments - common shares held	15	196,241	309,757

Financial assets measured at amortized cost

Non-revolving term loan	24	813	431

Other accounts receivable	9	454	2,788

Class action settlement recoverable	24, 28	-	41,500

Total financial assets		$410,610	$484,668

Financial liabilities

Financial liabilities at amortized cost

Accounts payable and accrued liabilities		13,023	11,794

Bank debt	17	195,000	874,500

Pension liability	27	1,670	810

Class action settlement	28	-	41,500

Total financial liabilities		$209,693	$928,604

1)	FVTNE refers to Fair Value Through Net Earnings, FVTOCI refers to Fair Value Through Other Comprehensive Income

Maximum Exposure to Credit Risk Related to Financial Assets
The Company’s maximum exposure to credit risk related to its financial assets is as follows:

		December 31	December 31
(in thousands)	Note	2020	2019

Cash and cash equivalents		$192,683	$103,986

Trade receivables from provisional concentrate sales, net of fair value adjustment	9	5,429	4,350

Other accounts receivables	9	454	2,788

Non-revolving term loan	24	813	431

Convertible notes receivable	14	11,353	21,856

Class action settlement recoverable	24, 28	-	41,500

Maximum exposure to credit risk related to financial assets		$210,732	$174,911

Timing Associated with Remaining Contractual Payments Relating to Financial Liabilities
The table includes both interest and principal cash flows. To the extent that applicable interest rates are floating in nature, the interest charges are estimated based on market-based forward interest rate curves at the end of the reporting period.

As at December 31, 2020

(in thousands)	2021	2022 - 2024	2025 - 2026	After 2026	Total

Non-derivative financial liabilities

Bank debt ¹	$-	$-	$195,000	$-	$195,000

Interest on bank debt ²	2,311	8,722	622	-	11,655

Accounts payable and accrued liabilities	13,023	-	-	-	13,023

Performance share units 3	17,297	11,784	-	-	29,081

Pension liability 4	1,670	-	-	-	1,670

Lease liability	1,053	3,204	400	-	4,657

Total	$35,354	$23,710	$196,022	$-	$255,086

1)	Assumes the principal balance outstanding at December 31, 2020 does not change until the debt maturity date.
2)
As the applicable interest rates are floating in nature, the interest charges are estimated based on market-based forward interest rate curves at the end of the reporting period combined with the assumption that the principal balance outstanding at December 31, 2020 does not change until the debt maturity date.

3)	Assumes a weighted average performance factor of 187% (see Note 20.1).
4)	Any benefits under the SERP will be paid out to the employee over a 10-year period, or at the employee’s election, a shorter period upon the employee’s retirement from the Company.

Summary of Carrying Amounts of Canadian Dollar Denominated Monetary Assets and Monetary Liabilities
The carrying amounts of the Company’s Canadian dollar denominated monetary assets and monetary liabilities at the end of the reporting period are as follows:

	December 31	December 31
(in thousands)	2020	2019

Monetary assets

Cash and cash equivalents	$5,041	$4,148

Accounts receivable	71	2,519

Long-term investments - common shares held	195,816	309,757

Long-term investments - warrants held	3,637	-

Convertible note receivable	11,353	11,837

Non-revolving term loan	813	431

Other long-term assets	3,519	3,450

Total Canadian dollar denominated monetary assets	$220,250	$332,142

Monetary liabilities

Accounts payable and accrued liabilities	$8,011	$6,059

Performance share units	23,405	15,423

Lease liability	2,403	2,748

Pension liability	1,670	810

Total Canadian dollar denominated monetary liabilities	$35,489	$25,040

Summary of Sensitivity to 10% Increase or Decrease in Canadian Dollar
The following tables detail the Company’s sensitivity to a 10% increase or decrease in the Canadian dollar relative to the United States dollar, representing the sensitivity used when reporting foreign currency risk internally to key management personnel and represents management’s assessment of the reasonably possible change in exchange rates.

	As at December 31, 2020
	Change in Canadian Dollar

(in thousands)	10% Increase	10% Decrease

Increase (decrease) in net earnings	$(1,105)	$1,105

Increase (decrease) in other comprehensive income	19,582	(19,582)

Increase (decrease) in total comprehensive income	$18,477	$(18,477)

	As at December 31, 2019
	Change in Canadian Dollar

(in thousands)	10% Increase	10% Decrease

Increase (decrease) in net earnings	$(265)	$265

Increase (decrease) in other comprehensive income	30,976	(30,976)

Increase (decrease) in total comprehensive income	$30,711	$(30,711)

Summary of Financial Assets and Liabilities Measured at Fair Value by Level within Fair Value Hierarchy
The following table sets forth the Company’s financial assets and liabilities measured at fair value by level within the fair value hierarchy. As required by IFRS 13, assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement.

		December 31, 2020

(in thousands)	Note	Total	Level 1	Level 2	Level 3

Cash and cash equivalents		$192,683	$192,683	$-	$-

Trade receivables from provisional concentrate sales, net of fair value adjustment	9	5,429	-	5,429	-

Long-term investments - common shares held	15	196,241	196,241	-	-

Long-term investments - warrants held	15	3,637	-	3,637	-

Kutcho Convertible Note	14	11,353	-	-	11,353

		$409,343	$388,924	$9,066	$11,353
		December 31, 2019

(in thousands)	Note	Total	Level 1	Level 2	Level 3

Cash and cash equivalents		$103,986	$103,986	$-	$-

Trade receivables from provisional concentrate sales, net of fair value adjustment	9	4,350	-	4,350	-

Long-term investments - common shares held	15	309,757	309,757	-	-

Long-term investments - warrants held	15	-	-	-	-

Convertible notes receivable	14	21,856	-	-	21,856

		$439,949	$413,743	$4,350	$21,856

Summary of Sensitivity Analysis of Fair Value Measurement to Changes in Unobservable Inputs, Assets
Holding all other variables constant, a fluctuation in interest rates of 1% and a fluctuation in the implied volatility used of 5% would have impacted the valuation as below:

	As at December 31, 2020

	Change in interest rate		Change in volatility
(in thousands)	Increase 1%	Decrease 1%	Increase 5%	Decrease 5%
Kutcho Convertible Note	$(371)	$386	$243	$(199)